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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2000
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     MICHAEL LARSON
Address:  2365 CARILLON POINT
          KIRKLAND, WA 98033

Form 13F File number: 28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    MICHAEL LARSON
Title:   REPORTING MANAGER
Phone:   (425) 803-0720

Signature, Place, and Date of Signing

/s/ MICHAEL LARSON         KIRKLAND, WASHINGTON               FEBRUARY 13, 2001
-------------------        --------------------               -----------------
    [Signature]              [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

                  Form 13F File Number               Name

                  28-
                     -----------------------         ---------------------------
                  [Repeat as necessary.]


                                       1

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PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL
INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


                                        2

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Value:     *
Form 13F Information Table Value Total:     $*
                                            (thousands)

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name

         1        28-05149                  Cascade Investment L.L.C.

         [Repeat as necessary.]


                                       3

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

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                                                  FORM 13F INFORMATION TABLE*
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                                                            AMOUNT AND TYPE OF                               VOTING AUTHORITY
                                                                SECURITY

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   NAME OF ISSUER     TITLE OF CLASS    CUSIP      VALUE    SHARES/PRN    SH/   INVESTMENT     OTHER      SOLE   SHARED    NONE
   --------------     --------------    -----     --------  ----------   ------ ----------    --------   ------  ------    ----
                                                  (X$1000)    AMOUNT      PRN   DISCRETION   MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP      COMMON STOCK     011659109    41,933   1,409,500    SH       YES           N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP           COMMON STOCK     05379B107    59,194   2,887,500    SH       YES           N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS, INC.    COMMON STOCK     09688T106    29,436   2,047,704    SH       YES           N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL     COMMON STOCK     136375102   297,374  10,016,800    SH       YES           N/A       YES
RAILWAY CO.
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ICOS CORP             COMMON STOCK     449295104   261,018   5,025,619    SH       YES           N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
NEWPORT NEWS          COMMON STOCK     652228107   133,271   2,562,900    SH       YES           N/A       YES
SHIPBUILDING
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OTTER TAIL POWER      COMMON STOCK     689648103    38,836   1,399,500    SH       YES           N/A       YES
COMPANY
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PAIN THERAPEUTICS     COMMON STOCK     69562K100    29,750   2,000,000    SH       YES           N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERN SILVER      COMMON STOCK     697900108     7,626   2,905,000    SH       YES           N/A       YES
CORP
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REPUBLIC SVCS INC     COMMON STOCK     760759100   261,551  15,217,500    SH       YES           N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL         COMMON STOCK     806882106     7,829     602,200    SH       YES           N/A       YES
INDS INC
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WISCONSIN CENTRAL     COMMON STOCK     976592105    59,491   3,949,600    SH       YES           N/A       YES
TRANSPORTATION
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

*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.